COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of deferred revenue

	January 31, 2025	October 31, 2024
Advances On Future Purchases Of Inventory	$555,000	$608,000
Sales To Customers Not Yet Delivered	345,000	276,000
Total Deferred Revenue	$900,000	$884,000

	October 31, 2024	October 31, 2023
Advances On Future Purchases Of Inventory	$608,000	$399,000
Sales To Customers Not Yet Delivered	276,000	98,000
Total Deferred Revenue	$884,000	$497,000